INCOME TAXES (Schedule Of Corporate Income Tax Rate By Jurisdiction) (Details)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate		26.50%	26.50%	25.00%
Australia [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate		30.00%
Canada [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate	[1]	15.00%
China [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate		25.00%
Germany [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate		27.00%
Hong Kong [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate		16.50%
Japan [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate		37.30%
Spain [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate		25.00%
Unites States [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate	[1]	35.00%

[1]	Federal.